Share capital and Other contributed capital - Reconciliation of the Movements in Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Balance at the beginning (in shares)	119,007,062	257,227,062
Balance at the beginning	$ 475,677	$ 299,700
New Share Issuance (in shares)		13,235,294
New Share Issuance	$ 24	$ 249,284
Share based remuneration program (in shares)	91,056
Share based compensation program	$ 8,125	$ 2,691
Reverse stock split (in shares)		(151,455,294)
Balance at the end (in shares)	119,098,118	119,007,062
Balance at the end	$ 410,685	$ 475,677
Share Capital
Disclosure of classes of share capital [line items]
Balance at the beginning	30,965	27,224
New Share Issuance	24	3,741
Balance at the end	30,988	30,965
Other Contributed capital
Disclosure of classes of share capital [line items]
Balance at the beginning	506,008	257,774
New Share Issuance		245,543
Share based compensation program	8,125	2,691
Balance at the end	$ 514,133	$ 506,008